Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2025	Jun. 30, 2024	Jun. 25, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO[1]($)	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)[3]	Average Compensation Actually Paid to Non-PEO Name Executive Officers ($)[2]	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net Income (in thousands) ($)
2025	780,252	697,313	307,038	342,417	129	2,702
2024	843,058	839,001	92,585	269,839	113	2,473
2023	886,700	884,425	369,129	405,686	166	1,613

[1]	Brandon Solano was the Company’s Principal Executive officer for each of these fiscal years.
[2]	Calculated with an adjustment for fair market value of stock awards in accordance with Item 402(v)(2)(iii) of Regulation S-K
[3]
Clinton Fendley was the Company’s Chief Financial officer and Mike Burns was Chief Operating Officer for 2023 and a portion of 2024. The CFO position has been held by Jay Rooney since 2024. Consequently, there were 2 persons included in Average Compensation for Non-PEO Named Executive officers for 2023, 3 persons for 2024, and 1 person for 2025.

Named Executive Officers, Footnote
[1]	Brandon Solano was the Company’s Principal Executive officer for each of these fiscal years.
[3]
Clinton Fendley was the Company’s Chief Financial officer and Mike Burns was Chief Operating Officer for 2023 and a portion of 2024. The CFO position has been held by Jay Rooney since 2024. Consequently, there were 2 persons included in Average Compensation for Non-PEO Named Executive officers for 2023, 3 persons for 2024, and 1 person for 2025.

PEO Total Compensation Amount	$ 780,252	$ 843,058	$ 886,700
PEO Actually Paid Compensation Amount	697,313	839,001	884,425
Non-PEO NEO Average Total Compensation Amount	307,038	92,585	369,129
Non-PEO NEO Average Compensation Actually Paid Amount	342,417	269,839	405,686
Total Shareholder Return Amount	129	113	166
Net Income (Loss)	$ 2,702,000	$ 2,473,000	$ 1,613,000
PEO Name	Brandon Solano	Brandon Solano	Brandon Solano